Restructuring And Other Liabilities (Change In Balance Sheet Position Of Restructuring Reserves) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 48.6	$ 100.3	$ 55.7
Provision/Charge	10.9	31.5	138.9
Provision/Reversal	(4.9)	(10.2)	(5.7)
Cash payments	(22.3)	(66.3)	(85.3)
Non-cash		(1.0)	(5.3)
Translation difference	0	(5.7)	2.0
Restructuring reserve, ending balance	32.3	48.6	100.3
Restructuring Employee-Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	48.4	100.1	55.3
Provision/Charge	10.1	30.3	133.6
Provision/Reversal	(4.9)	(10.2)	(5.7)
Cash payments	(22.2)	(66.1)	(85.1)
Translation difference	0	(5.7)	2.0
Restructuring reserve, ending balance	31.4	48.4	100.1
Fixed Asset Impairment [Member]
Restructuring Cost and Reserve [Line Items]
Provision/Charge		1.0	5.3
Non-cash		(1.0)	(5.3)
Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.2	0.2	0.4
Provision/Charge	0.8	0.2
Cash payments	(0.1)	(0.2)	(0.2)
Restructuring reserve, ending balance	$ 0.9	$ 0.2	$ 0.2